Consolidated Statements of Convertible Preferred Stock, Common Stock and Stockholders’ Equity/(Deficit) - USD ($) $ in Thousands	Class A & B Common Stock	Convertible Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, at Dec. 31, 2019	$ 2	$ 33,150	$ 1,196	$ (18,716)	$ (17,518)
Balance, (in Shares) at Dec. 31, 2019	17,613,962	52,885,027
Retroactive application of recapitalization (Note 1)	$ 5	$ (33,150)	33,145		33,150
Retroactive application of recapitalization (Note 1) (in Shares)	52,885,027	(52,885,027)
Adjusted balance, beginning of period	$ 7		34,341	(18,716)	15,632
Adjusted balance, beginning of period (in Shares)	70,498,989
Series A-3 financing, net issuance cost of $95	$ 1		13,519		13,520
Series A-3 financing, net issuance cost of $95 (in Shares)	13,665,901
Exercise of common stock options			43		43
Exercise of common stock options (in Shares)	436,950
Stock-based compensation			448		448
Vesting of restricted stock	$ 1		(1)
Vesting of restricted stock (in Shares)	2,611,157
Issuance of common stock warrants			85		85
Net loss				(12,875)	(12,875)
Balance, at Dec. 31, 2020	$ 9		48,435	(31,591)	16,853
Balance, (in Shares) at Dec. 31, 2020	87,212,997
Reverse recapitalization, net of transaction costs (Note 1)	$ 3		97,311		97,314
Reverse recapitalization, net of transaction costs (Note 1) (in Shares)	30,579,972
Cashless exercise of warrants
Cashless exercise of warrants (in Shares)	146,577
Exercise of common stock options			421		421
Exercise of common stock options (in Shares)	1,558,908
Exercise of public warrants			16		16
Exercise of public warrants (in Shares)	1,370
Stock-based compensation			3,694		3,694
Vesting of restricted stock
Vesting of restricted stock (in Shares)	269,243
Net loss				(35,207)	(35,207)
Balance, at Dec. 31, 2021	$ 12		$ 149,877	$ (66,798)	$ 83,091
Balance, (in Shares) at Dec. 31, 2021	119,769,067